UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C. 20549

                                   FORM N-PX

    ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT
                                     COMPANY

 INVESTMENT COMPANY ACT FILE NUMBER:     811-08464

 NAME OF REGISTRANT:                     High Income Portfolio



 ADDRESS OF PRINCIPAL EXECUTIVE OFFICES: 255 State Street
                                         Boston, MA 02109

 NAME AND ADDRESS OF AGENT FOR SERVICE:  Alan R. Dynner, Esq.
                                         255 State Street
                                         Boston, MA 02109

 REGISTRANT'S TELEPHONE NUMBER:          617-482-8260

 DATE OF FISCAL YEAR END:                10/31

 DATE OF REPORTING PERIOD:               07/01/2006 - 06/30/2007


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


High Income Portfolio
--------------------------------------------------------------------------------------------------------------------------
 ADELPHIA COMMUNICATIONS CORPORATION                                                         Agenda Number:  932528714
--------------------------------------------------------------------------------------------------------------------------
        Security:  006848AS4
    Meeting Type:  Consent
    Meeting Date:  12-Sep-2006
          Ticker:
            ISIN:
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     POTENTIAL ARAHOVA SETTLEMENT                              Mgmt          Against

02     POTENTIAL FRONTIERVISION HOLDCO SETTLEMENT                Mgmt          Against

03     POTENTIAL OLYMPUS PARENT SETTLEMENT                       Mgmt          Against

04     INTER-CREDITOR DISPUTE HOLDBACK                           Mgmt          Against




--------------------------------------------------------------------------------------------------------------------------
 ADELPHIA COMMUNICATIONS CORPORATION                                                         Agenda Number:  932528714
--------------------------------------------------------------------------------------------------------------------------
        Security:  006848BK0
    Meeting Type:  Consent
    Meeting Date:  12-Sep-2006
          Ticker:
            ISIN:
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     POTENTIAL ARAHOVA SETTLEMENT                              Mgmt          Against

02     POTENTIAL FRONTIERVISION HOLDCO SETTLEMENT                Mgmt          Against

03     POTENTIAL OLYMPUS PARENT SETTLEMENT                       Mgmt          Against

04     INTER-CREDITOR DISPUTE HOLDBACK                           Mgmt          Against




--------------------------------------------------------------------------------------------------------------------------
 ADELPHIA COMMUNICATIONS CORPORATION                                                         Agenda Number:  932599725
--------------------------------------------------------------------------------------------------------------------------
        Security:  006848AS4
    Meeting Type:  Consent
    Meeting Date:  27-Nov-2006
          Ticker:
            ISIN:
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     THE PLAN                                                  Mgmt          For




--------------------------------------------------------------------------------------------------------------------------
 ADELPHIA COMMUNICATIONS CORPORATION                                                         Agenda Number:  932599725
--------------------------------------------------------------------------------------------------------------------------
        Security:  006848BK0
    Meeting Type:  Consent
    Meeting Date:  27-Nov-2006
          Ticker:
            ISIN:
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     THE PLAN                                                  Mgmt          For




--------------------------------------------------------------------------------------------------------------------------
 AIRGATE PCS, INC.                                                                           Agenda Number:  932575939
--------------------------------------------------------------------------------------------------------------------------
        Security:  009367AF0
    Meeting Type:  Consent
    Meeting Date:  25-Aug-2006
          Ticker:
            ISIN:
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     PROPOSED AMENDMENT                                        Mgmt          Against




--------------------------------------------------------------------------------------------------------------------------
 ALAMOSA (DELAWARE), INC.                                                                    Agenda Number:  932575927
--------------------------------------------------------------------------------------------------------------------------
        Security:  011588AE0
    Meeting Type:  Consent
    Meeting Date:  25-Aug-2006
          Ticker:
            ISIN:
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     PROPOSAL AMENDMENT                                        Mgmt          Against




--------------------------------------------------------------------------------------------------------------------------
 TIME WARNER CABLE INC                                                                       Agenda Number:  932687835
--------------------------------------------------------------------------------------------------------------------------
        Security:  88732J108
    Meeting Type:  Annual
    Meeting Date:  23-May-2007
          Ticker:  TWC
            ISIN:
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       DAVID C. CHANG                                            Mgmt          For                            For
       JAMES E. COPELAND, JR.                                    Mgmt          For                            For

02     RATIFICATION OF AUDITORS.                                 Mgmt          For                            For

03     APPROVAL OF THE TIME WARNER CABLE INC. 2006               Mgmt          For                            For
       STOCK INCENTIVE PLAN.

04     APPROVAL OF THE TIME WARNER CABLE INC. 2007               Mgmt          For                            For
       ANNUAL BONUS PLAN.




--------------------------------------------------------------------------------------------------------------------------
 TRIAD HOSPITALS, INC.                                                                       Agenda Number:  932718868
--------------------------------------------------------------------------------------------------------------------------
        Security:  89579K109
    Meeting Type:  Special
    Meeting Date:  12-Jun-2007
          Ticker:  TRI
            ISIN:
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     ADOPTION OF THE AGREEMENT AND PLAN OF MERGER,             Mgmt          For                            For
       DATED AS OF MARCH 19, 2007, BY AND AMONG TRIAD
       HOSPITALS, INC., COMMUNITY HEALTH SYSTEMS,
       INC. AND FWCT-1 ACQUISITION CORPORATION.

02     APPROVAL OF THE ADJOURNMENT OF THE SPECIAL MEETING,       Mgmt          For                            For
       IF NECESSARY OR APPROPRIATE, TO SOLICIT ADDITIONAL
       PROXIES IF THERE ARE INSUFFICIENT VOTES AT
       THE TIME OF THE MEETING TO ADOPT THE MEGER
       AGREEMENT.




--------------------------------------------------------------------------------------------------------------------------
 TRUMP ENTERTAINMENT RESORTS, INC.                                                           Agenda Number:  932671298
--------------------------------------------------------------------------------------------------------------------------
        Security:  89816T103
    Meeting Type:  Annual
    Meeting Date:  02-May-2007
          Ticker:  TRMP
            ISIN:
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       MORTON E. HANDEL                                          Mgmt          For                            For
       JAMES B. PERRY                                            Mgmt          For                            For
       DONALD J. TRUMP                                           Mgmt          For                            For

02     RATIFICATION OF AUDITORS. TO RATIFY THE BOARD             Mgmt          For                            For
       S APPOINTMENT OF ERNST & YOUNG, LLP AS OUR
       INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
       (INDEPENDENT AUDITORS) FOR THE YEAR ENDING
       DECEMBER 31, 2007.




--------------------------------------------------------------------------------------------------------------------------
 UBIQUITEL OPERATING CO                                                                      Agenda Number:  932599179
--------------------------------------------------------------------------------------------------------------------------
        Security:  90348AAG4
    Meeting Type:  Consent
    Meeting Date:  02-Nov-2006
          Ticker:
            ISIN:
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     THE ADOPTION OF CERTAIN PROPOSED AMENDMENTS               Mgmt          No vote
       TO THE INDENTURES.




--------------------------------------------------------------------------------------------------------------------------
 UNIVERSAL HEALTH SERVICES, INC.                                                             Agenda Number:  932695678
--------------------------------------------------------------------------------------------------------------------------
        Security:  913903100
    Meeting Type:  Annual
    Meeting Date:  16-May-2007
          Ticker:  UHS
            ISIN:
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       ROBERT H. HOTZ                                            Mgmt          For                            For



* Management position unknown

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SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         High Income Portfolio
By (Signature)       /s/ Michael W. Weilheimer
Name                 Michael W. Weilheimer
Title                President
Date                 08/28/2007